Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues:
Total revenues	$ 2,730,597	$ 2,647,039
Cost of goods sold	1,682,237	1,632,280
Gross profit	1,048,360	1,014,759
Operating expenses
Personnel expenses	670,783	578,649
Consulting fees	2,934,611	574,659
General and administrative expenses	1,114,264	680,818
Sales and marketing expenses	253,704	209,118
Amortization of operating right of use asset	137,557	138,728
Depreciation expenses	2,530	5,195
Total operating expenses	5,113,449	2,187,167
Loss from operations	(4,065,089)	(1,172,408)
Other income (expenses):
IPO related-expenses	(300,000)	(300,000)
Unrealized gain from marketable securities		77,681
Other income, net	985
Unrealized loss on change in fair value of digital assets	(4,654,481)
Amortization of debt discount	(263,315)
Interest income	85,699	129,292
Interest expense	(674,034)	(74,256)
Total net other expenses, net	(5,805,146)	(167,283)
Loss before taxes	(9,870,235)	(1,339,691)
Income tax expense		340,351
Net loss	(9,870,235)	(1,680,042)
Foreign currency adjustment	(29,047)	70,386
Comprehensive loss	$ (9,899,282)	$ (1,609,656)
Basic net loss per share	$ (16.99)	$ (5.45)
Diluted net loss per share	$ (16.99)	$ (5.45)
Weighted average shares outstanding - basic	580,861	308,151
Weighted average shares outstanding - diluted	580,861	308,151
Merchandise Revenue [Member]
Revenues:
Total revenues	$ 2,730,597	$ 2,647,039